UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Cash Reserve Fund-Tax-Free Series

	Principal Amount ($)	Value ($)

Municipal Investments 99.2%
Alabama 3.1%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.98%*, 6/15/2026	8,100,000	8,100,000
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Rime Village Hoover Project, Series A, 3.98%*, 6/15/2026	7,500,000	7,500,000

Alabama, Municipal Securities Trust Certificates, Series 2005-9060, "A", 144A, 3.94%*, 3/10/2011 (a)	9,055,000	9,055,000

		24,655,000
Alaska 0.4%
Anchorage, AK, Core City, General Obligation, Series II-R, 144A, 3.95%*, 6/1/2019 (a)	2,900,000	2,900,000
Arizona 2.0%
Arizona, McAllister Academic Village, Arizona State University Project, Series B, 3.97%*, 7/1/2045 (a)	5,000,000	5,000,000
Arizona, Salt River Project:
3.52%, 1/8/2007	2,750,000	2,750,000
3.54%, 2/6/2007	5,000,000	5,000,000
Arizona, Salt River Project, Agriculture Improvement & Power District, Electric System Revenue, "A", Series 2006-0022, 144A, 3.96%*, 1/1/2035	3,000,000	3,000,000

		15,750,000
California 0.3%
ABN AMRO, Munitops Certificates Trust, Series 2005-43, 144A, 3.94%*, 8/1/2013 (a)	2,250,000	2,250,000
Colorado 0.8%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 3.95%*, 6/1/2013 (a)	6,330,000	6,330,000
Delaware 1.2%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 3.96%*, 1/1/2016, Citizens Bank of PA (b)	9,350,000	9,350,000
District of Columbia 1.5%
District of Columbia, General Obligation, Series D, 3.9%*, 6/1/2029 (a)	50,000	50,000
District of Columbia, JFK Center for the Performing Arts Revenue, 3.88%*, 10/1/2029 (a)	8,380,000	8,380,000
District of Columbia, The Washington Home, Inc., Revenue, 3.91%*, 8/1/2029, Wachovia Bank NA (b)	3,660,000	3,660,000

		12,090,000
Florida 5.5%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 3.99%*, 12/1/2012, SunTrust Bank (b)	1,000,000	1,000,000
Cape Coral, FL, 3.55%, 1/31/2007	9,400,000	9,400,000
Florida, State Turnkpike Authority Revenue, Series R-4041, 144A, 3.95%*, 7/1/2020 (a)	12,690,000	12,690,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.93%*, 3/31/2021, Bank of America NA (b)	7,685,000	7,685,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series A, 3.95%*, 11/15/2032, SunTrust Bank (b)	525,000	525,000
Jacksonville, FL, Housing Finance Authority, Multi-Family Revenue, St. Augustine Apartments, 3.91%*, 7/15/2033	2,885,000	2,885,000
Miami-Dade County, FL, General Obligation, Series R-387, 144A, 3.96%*, 7/1/2028 (a)	300,000	300,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.93%*, 7/1/2035, Bank of America NA (b)	10,000,000	10,000,000

		44,485,000
Georgia 3.9%
Athens-Clarke County, GA, University Government Development Authority Revenue, University of Georgia Athletic Association, Series B, 4.0%*, 7/1/2035, Bank of America NA (b)	1,100,000	1,100,000
Atlanta, GA, Airport Revenue, Series C-1, 3.96%*, 1/1/2030 (a)	3,000,000	3,000,000
Fulton County, GA, Development Authority Revenue, Donnellan School Project, 3.92%*, 7/1/2020, Wachovia Bank NA (b)	1,650,000	1,650,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.92%*, 9/1/2035, SunTrust Bank (b)	5,500,000	5,500,000
Georgia, Municipal Electric Authority, Series B, 3.55%, 1/16/2007	17,100,000	17,100,000

Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.92%*, 12/1/2018, SunTrust Bank, Atlanta (b)	3,000,000	3,000,000

		31,350,000
Hawaii 2.2%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.96%*, 7/1/2012 (a)	4,000,000	4,000,000
Hawaii, General Obligation:
Series R-4545, 144A, 3.95%*, 8/1/2020 (a)	5,150,000	5,150,000
Series R-4553, 144A, 3.95%*, 5/1/2023 (a)	8,945,000	8,945,000

		18,095,000
Illinois 9.0%
Chicago, IL, De La Salle Institute Project Revenue, 3.96%*, 4/1/2027, Fifth Third Bank (b)	2,500,000	2,500,000
Chicago, IL, General Obligation:
Series A, 144A, 3.96%*, 1/1/2042 (a)	2,690,000	2,690,000
Series Z-10, 144A, 3.97%*, 6/29/2029 (a)	60,000	60,000
Chicago, IL, Sales & Tax Revenue, Series SG-131, 144A, 3.94%*, 1/1/2027 (a)	3,925,000	3,925,000
Chicago, IL, Water Revenue, 3.91%*, 11/1/2031 (a)	500,000	500,000
Cook County, IL, Capital Improvement, Series B, 3.93%*, 11/1/2031	7,000,000	7,000,000
Evanston, IL, Capital Improvement Projects, Series D, 3.93%*, 12/1/2021	4,100,000	4,100,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 3.97%*, 3/1/2032, JPMorgan Chase Bank (b)	4,500,000	4,500,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.95%*, 12/1/2033, Bank One NA (b)	6,800,000	6,800,000
Illinois, Development Finance Authority Revenue, Goodman Theatre Project, 3.95%*, 12/1/2033, Bank One NA (b)	675,000	675,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 3.95%*, 11/15/2023 (a)	3,500,000	3,500,000
Illinois, Finance Authority Revenue, North Park University Project, 3.95%*, 7/1/2035, JPMorgan Chase Bank (b)	5,000,000	5,000,000
Illinois, Regional Transportation Authority, Series A23, 144A, 3.95%*, 7/1/2030 (a)	4,920,000	4,920,000
Illinois, State General Obligation, Series PT-3524, 144A, 3.94%*, 1/1/2020	8,985,000	8,985,000
Illinois, University of Illinois Revenue, "A", 144A, 3.96%*, 4/1/2035 (a)	14,300,000	14,300,000
Will & Kendall Counties, IL, Community School District No. 202, Series R-4031, 144A, 3.95%*, 1/1/2023 (a)	2,565,000	2,565,000

		72,020,000
Indiana 3.9%
ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 3.58%*, 7/10/2013 (a)	16,060,000	16,060,000
Indiana, Health & Educational Facility Financing Authority Revenue, Community Village Hartsfield, Series 2006-A, 3.91%*, 8/1/2036, Harris NA (b)	5,000,000	5,000,000
Indiana, Indiana University, 3.57%, 3/7/2007	10,000,000	10,000,000

		31,060,000
Iowa 3.9%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems:
Series B, 3.88%*, 7/1/2015 (a)	1,300,000	1,300,000
Series B, 3.88%*, 7/1/2020 (a)	4,625,000	4,625,000
Iowa, State School Cash Anticipation Program, Warrant Certificates, Series A, 4.5%, 6/28/2007 (a)	25,000,000	25,092,780

		31,017,780
Kansas 1.5%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt:
Series C, 3.93%*, 11/15/2030, SunTrust Bank (b)	5,000,000	5,000,000
Series C, 3.93%*, 11/15/2034, SunTrust Bank (b)	7,500,000	7,500,000

		12,500,000
Kentucky 1.9%
Pendleton County, KY, Multi-County Lease Revenue, Series 89, 3.58%, 1/5/2007	15,000,000	15,000,000

Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, Diocese Houma, Thibodaux Project, 3.94%*, 12/1/2036, Allied Irish Bank PLC (b)	4,000,000	4,000,000
Maine 1.1%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 3.9%*, 7/1/2022 (a)	9,270,000	9,270,000
Massachusetts 0.3%
Massachusetts, State Development Finance Agency Revenue, Buckingham, Brown & Nichols, 3.93%*, 6/1/2036, JPMorgan Chase Bank (b)	1,000,000	1,000,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 3.96%*, 9/1/2041, TD BankNorth NA (b)	1,500,000	1,500,000

		2,500,000
Michigan 4.4%
Detroit, MI, City School District, Series PT-1844, 144A, 3.95%*, 5/1/2011 (a)	5,390,000	5,390,000
Flushing, MI, General Obligation, Community Schools, Series R-4517, 144A, 3.95%*, 5/1/2023	5,165,000	5,165,000
Garden City, MI, Hospital Revenue, Series A, 3.93%*, 9/1/2026, First of America Bank (b)	405,000	405,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.91%*, 11/1/2019, LaSalle Bank NA (b)	555,000	555,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor, 3.94%*, 11/1/2030, Comerica Bank (b)	3,515,000	3,515,000
Michigan, Municipal Securites Trust Certificates, Michigan State Building, "A", Series 2006-277, 144A, 4.0%*, 10/7/2014 (a)	6,620,000	6,620,000
Michigan, Municipal Securities Trust Certificates, "A", Series 9054, 144A, 3.94%*, 4/20/2011	245,000	245,000
Michigan, Oakland University Revenue, 4.0%*, 3/1/2031 (a)	325,000	325,000
Michigan, State Building Authority Revenue, Series PZ-140, 144A, 3.97%*, 10/15/2023 (a)	8,400,000	8,400,000
Michigan, State Certificates of Participation, Series 530, 144A, 3.95%*, 9/1/2011 (a)	4,625,000	4,625,000
Michigan, University of Michigan Hospital Revenues, Series A-2, 3.89%*, 12/1/2024	320,000	320,000

		35,565,000
Missouri 1.2%
Kansas City, MO, Industrial Development Authority Revenue, KC Downtown Arena Project, Series C, 3.95%*, 4/1/2040 (a)	9,500,000	9,500,000
Montana 0.6%
Montana, RBC Municipal Products, Inc., Various States, Forsyth, MT Pollution Control, Series I-7, 144A, 3.95%*, 8/1/2014 (a)	5,000,000	5,000,000
Nevada 0.9%
Las Vegas, Convention and Visitor Center, 3.58%, 1/5/2007	7,000,000	7,000,000
New Hampshire 0.6%
New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 3.96%*, 1/1/2032, JPMorgan Chase Bank (b)	5,000,000	5,000,000
New Jersey 1.4%
New Jersey, Economic Development Authority Revenue, Cedar Crest Village Inc., Series B, 3.93%*, 1/1/2036, Sovereign Bank FSB (b)	7,300,000	7,300,000
New Jersey, Economic Development Authority Revenue, Macon Trust, Series B, 3.94%*, 9/1/2025 (a)	1,750,000	1,750,000
New Jersey, Economic Development Authority Revenue, Morris Museum Project, 3.9%*, 2/1/2031, JPMorgan Chase Bank (b)	300,000	300,000
New Jersey, State Transportation Trust Fund Authority, Series 2494, 144A, 3.93%*, 12/15/2023 (a)	1,700,000	1,700,000

		11,050,000
New Mexico 0.6%
Farmington, NM, Hospital Revenue, San Juan Regional Medical Center Project, Series B, 3.94%*, 6/1/2028, Bank of Nova Scotia (b)	4,500,000	4,500,000

New York 1.9%
New York, 3.53%, 1/11/2007	2,000,000	2,000,000
New York, Metropolitan Transportation Authority Revenue, Series 1040, 144A, 3.95%*, 11/15/2020 (a)	5,450,000	5,450,000
New York, State Dormitory Authority Revenues, Park Ridge Hospital, Inc., 3.92%*, 7/1/2029, JPMorgan Chase Bank (b)	4,000,000	4,000,000
New York, State Dormitory Authority Revenues, Series PA-541, 144A, 3.95%*, 8/1/2038 (a)	1,500,000	1,500,000
Orange County, NY, Industrial Development Agency, Civic Facility Revenue, St. Lukes Cornwall Hospital Project, 3.94%*, 7/1/2032, KeyBank NA (b)	1,965,000	1,965,000

		14,915,000
North Carolina 1.9%
North Carolina, Capital Facilities Finance Agency Revenue, Series 1338, 144A, 3.95%*, 10/1/2041	3,913,500	3,913,500
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.95%*, 8/1/2030, Branch Banking & Trust (b)	3,000,000	3,000,000
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 3.95%*, 9/1/2033, Bank of America NA (b)	4,925,000	4,925,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage-United Methodist:
Series B, 3.95%*, 10/1/2008, Branch Banking & Trust (b)	2,350,000	2,350,000
Series B, 3.95%*, 10/1/2035, Branch Banking & Trust (b)	1,000,000	1,000,000

		15,188,500
Ohio 9.0%
ABN AMRO Munitops Certificates Trust, Series 2003-37, 144A, 3.95%*, 12/1/2011 (a)	3,000,000	3,000,000
Akron Bath Copley, OH, Joint Township Hospital District Revenue, Health Care Facility Summner Project, 3.94%*, 12/1/2032, KBC Bank NV (b)	5,130,000	5,130,000
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.96%*, 6/1/2032, Wachovia Bank NA (b)	5,495,000	5,495,000
Cleveland, OH, Airport Systems Revenue, Series 3731, 144A, 3.92%*, 1/1/2021 (a)	20,000,000	20,000,000
Cleveland, OH, Waterworks Revenue, Series M, 3.88%*, 1/1/2033 (a)	500,000	500,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.94%*, 12/1/2032 (a)	4,025,000	4,025,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.93%*, 12/1/2027, National City Bank (b)	5,000,000	5,000,000
Montgomery County, OH, Catholic Health, Series B-2, 3.93%*, 4/1/2037	10,000,000	10,000,000
Ohio, Lehman Municipal Trust Reciepts, Dayton Ohio School, Series 06-P98-D, 144A, 4.03%*, 12/1/2031 (a)	13,705,000	13,705,000
Summit County, OH, Revenue Anticipation Bonds, Western Reserve Academy Project, 3.94%*, 10/1/2027, KeyBank NA (b)	5,270,000	5,270,000

		72,125,000
Oklahoma 0.2%
Tulsa County, OK, Industrial Authority Revenue, First Mortgage Montercau, Series A, 3.99%*, 7/1/2032, BNP Paribas (b)	1,700,000	1,700,000
Oregon 1.7%
Forest Grove, OR, Student Housing Revenue, Oak Tree Foundation Project, Series A, 3.94%*, 3/1/2036, KeyBank NA (b)	5,000,000	5,000,000
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.95%*, 11/1/2012 (a)	2,000,000	2,000,000
Portland, OR, Industrial Development Revenue, 3.94%*, 4/1/2035 (a)	4,500,000	4,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.96%*, 5/1/2034, Bank of America NA (b)	2,000,000	2,000,000

		13,500,000
Pennsylvania 3.1%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 3.91%*, 7/15/2028	5,075,000	5,075,000

Dauphin County, PA, General Authority, Education & Health Loan Program, 3.96%*, 11/1/2017 (a)	7,075,000	7,075,000
Delaware County, PA, Authority Revenue, Riddle Village Project, 3.92%*, 6/1/2037, Sovereign Bank FSB (b)	3,500,000	3,500,000
Manheim Township, PA, General Obligation, School District, 3.93%*, 6/1/2016 (a)	3,970,000	3,970,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Children's Hospital Project, Series B, 3.99%*, 7/1/2025	1,300,000	1,300,000
Red Lion, PA, General Obligation, Area School District, 3.91%*, 5/1/2024 (a)	3,700,000	3,700,000

		24,620,000
South Carolina 1.4%
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 3.93%*, 11/1/2032, Wachovia Bank NA (b)	11,535,000	11,535,000
Tennessee 5.7%
Clarksville, TN, Public Building Authority Revenue:
3.9%*, 6/1/2024, Bank of America NA (b)	1,810,000	1,810,000
4.0%*, 1/1/2033, Bank of America NA (b)	2,800,000	2,800,000
4.0%*, 11/1/2035, Bank of America NA (b)	1,675,000	1,675,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 4.0%*, 7/1/2034, Bank of America NA (b)	3,100,000	3,100,000
Tennessee, Municipal Securities Trust Certificates, Tennessee Energy, "A", Series 2006-275, 144A, 3.94%*, 4/2/2020	4,000,000	4,000,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.97%*, 11/1/2013	22,000,000	22,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.96%*, 5/1/2016	10,400,000	10,400,000

		45,785,000
Texas 16.5%
ABN AMRO, Munitops Certificates Trust
Series 2004-38, 144A, 3.96%*, 2/15/2011	1,500,000	1,500,000
Series 2006-59, 144A, 3.96%*, 8/1/2013	10,000,000	10,000,000
City of Houston, TX, General Obligation, 3.57%, 3/5/2007	7,500,000	7,500,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.95%*, 2/15/2029 (a)	2,000,000	2,000,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.96%*, 7/15/2010 (a)	3,885,000	3,885,000
Harris County, TX, Health Facilities Development Corp. Revenue, Texas Medical Center Project, 4.0%*, 9/1/2031 (a)	2,300,000	2,300,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Texas Children's Hospital, Series B-1, 3.98%*, 10/1/2029 (a)	1,050,000	1,050,000
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/28/2007	21,000,000	21,032,527
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 3.95%*, 8/15/2024 (a)	5,235,000	5,235,000
Houston, TX, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	22,500,000	22,585,687
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.94%*, 12/1/2023	5,700,000	5,700,000
Humble, TX, Independent School District, School Building, 3.91%*, 6/15/2023	840,000	840,000
Jefferson County, TX, Health Facilities Development Corp., Series A83, 144A, 3.95%*, 8/15/2021 (a)	3,545,000	3,545,000
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 4.0%*, 8/15/2036, HSH Nordbank AG (b)	4,200,000	4,200,000
Texas, Public Finance Auto, 3.55%, 2/2/2007	10,000,000	10,000,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	8,000,000	8,048,639
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series 1407, 144A, 3.95%*, 8/15/2042 (a)	1,000,000	1,000,000
Texas, University of Texas Systems Revenue Financing, 3.65%, 1/5/2007	18,000,000	18,000,000
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.95%*, 7/15/2021	3,830,000	3,830,000

		132,251,853
Utah 2.5%
Davis County, UT, School District, Tax Anticipation Notes, 4.5%, 6/29/2007	20,000,000	20,070,902

Washington 1.7%
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.95%*, 12/1/2025 (a)	3,985,000	3,985,000
Washington, Municipal Securities Trust Certificates, Series 9058, 144A, 3.94%*, 9/23/2010 (a)	9,990,000	9,990,000

		13,975,000
Wisconsin 0.9%
Milwaukee, WI, General Obligation, Series V8, 3.93%*, 2/1/2025	4,000,000	4,000,000
Milwaukee, WI, Sewer Revenue, Series R-4500, 144A, 3.95%*, 6/1/2022 (a)	3,575,000	3,575,000

		7,575,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 795,479,035)	99.2	795,479,035
Other Assets and Liabilities, Net	0.8	6,067,281

Net Assets	100.0	801,546,316

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Assurance Corp.	15.2
Financial Guaranty Insurance Company	7.4
Financial Security Assurance	8.5
Municipal Bond Investors Assurance	7.4

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Free Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Free Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007